CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Share capital	Retained earnings and other reserves	Cash flow hedge reserve	Currency translation differences	Remeasurement of defined benefit plans	Equity attributable to owners of the parent	Non-controlling interests
Equity at beginning of period at Dec. 31, 2019	€ 1,487,288	€ 2,573	€ 1,452,720	€ (4,654)	€ 40,391	€ (9,740)	€ 1,481,290	€ 5,998
Net profit	608,880		607,817				607,817	1,063
Other comprehensive income/(loss)	17,122			28,818	(11,617)	35	17,236	(114)
Dividends to owners of the parent	(208,765)		(208,765)				(208,765)
Dividends to non-controlling interests	(2,929)							(2,929)
Share repurchases	(129,793)		(129,793)				(129,793)
Share-based compensation	17,401		17,401				17,401
Equity at end of period at Dec. 31, 2020	1,789,204	2,573	1,739,380	24,164	28,774	(9,705)	1,785,186	4,018
Net profit	833,136		830,767				830,767	2,369
Other comprehensive income/(loss)	(32,294)			(46,170)	13,744	(353)	(32,779)	485
Dividends to owners of the parent	(160,272)		(160,272)				(160,272)
Dividends to non-controlling interests	(1,354)							(1,354)
Share repurchases	(230,899)		(230,899)				(230,899)
Share-based compensation	13,895		13,895				13,895
Other movements	0		(418)			418
Equity at end of period at Dec. 31, 2021	2,211,416	€ 2,573	2,192,453	(22,006)	42,518	(9,640)	2,205,898	5,518
Net profit	939,294		932,614				932,614	6,680
Other comprehensive income/(loss)	79,299			68,272	10,100	1,229	79,601	(302)
Dividends to owners of the parent	(249,522)		(249,522)				(249,522)
Dividends to non-controlling interests	(2,266)							(2,266)
Share repurchases	(396,522)		(396,522)				(396,522)
Share-based compensation	20,860		20,860				20,860
Other movements	(72)		(112)	(33)		73	(72)
Equity at end of period at Dec. 31, 2022	€ 2,602,487		€ 2,499,771	€ 46,233	€ 52,618	€ (8,338)	€ 2,592,857	€ 9,630